SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease expense	$ 353,997
Short-term lease expense	1,061,609	690,203
Total operating lease costs	1,415,606	690,203
Operating cash flows used in operating leases	$ 323,099
Weighted average remaining lease term (in years)	1 year 4 months 17 days
Weighted average discount rate	5.612%